Shareholder Report, Holdings (Details)	May 31, 2024
C000131513 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000131513 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131513 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131513 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131513 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131513 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131513 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000131513 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131513 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131513 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131513 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131513 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131513 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131513 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000131513 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131513 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131513 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000012979 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000012979 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012979 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012979 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012979 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012979 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012979 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012979 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000012979 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012979 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000012979 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012979 | Basic & Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012979 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012979 | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012979 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012979 | Automotive Retailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012979 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000160667 | Kuwait Financial Bank Tier 1PERPNone3.6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160667 | Riyad02/25/2030None3.174
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160667 | Investment Corporate of Dubai02/01/2027None5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160667 | DP World SalaamPERPNone6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160667 | Dubai Aerospace Enterprises DIFC02/15/2026None3.75
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160667 | EMAAR07/06/2031None3.7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Perusahaan Penerbit SBSN03/29/2026None4.55
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Air Lease Corp Sukuk Ltd04/01/2028None5.85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160667 | TNB Global Ventures Cap10/19/2026None3.244
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160667 | Kingdom of Saudi Arabia04/20/2027None3.628
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160667 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160667 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000160667 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000160667 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160667 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000160667 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000160667 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160667 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000160667 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000160667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000160667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000160667 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000160667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160667 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160666 | Kuwait Financial Bank Tier 1PERPNone3.6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160666 | Riyad02/25/2030None3.174
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160666 | Investment Corporate of Dubai02/01/2027None5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160666 | DP World SalaamPERPNone6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160666 | Dubai Aerospace Enterprises DIFC02/15/2026None3.75
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160666 | EMAAR07/06/2031None3.7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160666 | Perusahaan Penerbit SBSN03/29/2026None4.55
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160666 | Air Lease Corp Sukuk Ltd04/01/2028None5.85
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160666 | TNB Global Ventures Cap10/19/2026None3.244
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160666 | Kingdom of Saudi Arabia04/20/2027None3.628
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160666 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160666 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000160666 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000160666 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000160666 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000160666 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000160666 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160666 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160666 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000160666 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000160666 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000160666 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000160666 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160666 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000160666 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160666 | Bank Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.00%